BANK FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of the structure and amounts of current and non current bank deposits and loans to customers

	December 31,
	2021	2020
Loans to customers	223,566	130,164
Due from banks	3,514	2,950
Allowance for ECL	(21,144)	(16,446)

Total bank deposits and loans to customers, net	205,936	116,668

Less: current portion	(87,594)	(52,676)

Bank deposits and loans to customers, non-current	118,342	63,992

Schedule of structure and amounts of bank loans to customers

	December 31,
	2021	2020
Loans to legal entities
Corporate borrowers	28,409	26,602
Medium-sized enterprises and small businesses	1,706	1,736

Total loans to legal entities	30,115	28,338

Loans to individuals
Mortgage loans	16,553	14,384
Consumer loans	139,766	65,142
Credit cards	36,933	21,874
Other	200	426

Total loans to individuals	193,452	101,826

Due from banks
Time deposits with banks	1,781	1,770
Obligatory reserves with the Central Bank of Russia	1,733	1,180

Total due from banks	3,514	2,950

Total bank deposits and loans to customers	227,080	133,114

Less: allowance for expected credit losses	(21,144)	(16,446)

Total bank deposits and loans to customers, net	205,936	116,668

Schedule of carrying value of loans to customers by types of collateral

	December 31,
	2021	2020
Guaranties	22,380	17,200
Pledge of real estate	19,115	18,733
Securities	284	370
Pledge of equipment	1	100
Rights of claim, pledge of inventories or own promissory notes and by other collateral	—	156
Unsecured loans	181,787	93,605
Allowance for expected credit losses	(21,114)	(16,436)
Total loans to customers, net	202,453	113,728

Schedule of movements in the allowance for impairment losses attributable to bank deposits and loans to customers

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2021	16,436	10	16,446
Provision charge/release	11,046	20	11,066
Recovery of previously written-off assets	1,557	—	1,557
Bad debt written-off	(3,361)	—	(3,361)
Sale of loans	(4,324)	—	(4,324)
Other movements	(240)	—	(240)
Balance as at December 31, 2021	21,114	30	21,144

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2020	10,024	7	10,031

Provision charge/release	8,271	3	8,274
Recovery of previously written-off assets	565	—	565
Bad debt written-off	(2,145)	—	(2,145)
Sale of loans	(279)	—	(279)

Balance as at December 31, 2020	16,436	10	16,446

Schedule of bank deposits and liabilities

	December 31,
	2021	2020
Customer accounts	192,177	139,438
Due to banks and other financial institutions	21,430	24,644
Debt securities issued	5,581	1,840
Financial liabilities at fair value through profit or loss	—	2
Other financial liabilities	2,181	1,753
Total bank deposits and liabilities	221,369	167,677
Less: current portion	(207,056)	(165,794)
Total bank deposits and liabilities, non-current	14,313	1,883

Schedule of deposits from customers

	December 31,
	2021	2020
Legal entities
- Current/settlement accounts	13,311	13,163
- Term deposits	63,003	19,466

Individuals
- Current/settlement accounts	20,654	18,219
- Term deposits	95,209	88,590

Total customer accounts	192,177	139,438

Schedule of due to banks

	December 31,
	2021	2020
Loans under repurchase agreements	9,333	20,540
Loans and term deposits from banks and other financial institutions	9,474	2,732
Correspondent accounts of other banks	2,623	1,372
Total due to banks	21,430	24,644

Schedule of Group's liquidity analysis for non-derivative financial assets and liabilities

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2021	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	24,769	—	—	—	—	1	24,770
Due from banks	1,781	—	—	—	—	—	1,781
Loans to customers	9,985	18,848	50,342	109,949	11,346	1,983	202,453
Investments in securities	9	514	5,555	2,808	—	—	8,886

Total interest bearing financial assets	36,544	19,362	55,897	112,757	11,346	1,984	237,890

Cash and cash equivalents	15,974	—	—	—	—	—	15,974
Due from banks	—	—	—	—	—	1,733	1,733
Other financial assets	2,272	6	15	—	—	31	2,324

Total non-interest bearing financial assets	18,246	6	15	—	—	1,764	20,031

Total financial assets	54,790	19,368	55,912	112,757	11,346	3,747	257,920

	Up to	1 month to	3 months to	1 year to	Over 5	Maturity
	1 month	3 months	1 year	5 years	years	undefined	Total
Financial liabilities

Due to banks and other financial institutions	(18,788)	—	—	(19)	—	—	(18,807)
Customer accounts	(35,294)	(13,801)	(95,472)	(9,114)	—	—	(153,681)
Debt securities issued	(32)	—	(350)	(5,199)	—	—	(5,581)
Lease obligations	(17)	(44)	(200)	(471)	—	—	(732)

Total interest bearing financial liabilities	(54,131)	(13,845)	(96,022)	(14,803)	—	—	(178,801)

Due to banks and other financial institutions	(2,623)	—	—	—	—	—	(2,623)
Customer accounts	(38,496)	—	—	—	—	—	(38,496)
Other financial liabilities	(2,857)	(1,147)	(2,262)	—	—	—	(6,266)

Total non-interest bearing financial liabilities	(43,976)	(1,147)	(2,262)	—	—	—	(47,385)

Total financial liabilities	(98,107)	(14,992)	(98,284)	(14,803)	—	—	(226,186)

Liquidity gap	(43,317)	4,376	(42,372)	97,954	11,346

Stable sources of funding	43,901	(2,392)	43,814	(3,519)	(81,804)

Net liquidity gap	584	1,984	1,442	94,435	(70,458)

Cumulative liquidity gap	584	2,568	4,010	98,445	27,987

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	21,823	—	—	—	—	1	21,824
Due from banks	16,915	—	—	—	—	—	16,915
Loans to customers	4,547	8,134	34,523	55,438	8,971	1,971	113,584
Investments in securities	15	166	643	8,760	—	—	9,584

Total interest bearing financial assets	43,300	8,300	35,166	64,198	8,971	1,972	161,907

Cash and cash equivalents	22,274	—	—	—	—	—	22,274
Due from banks	1,180	—	—	—	—	—	1,180
Currency forwards and options not designated as hedges	1	1	—	—	—	—	2
Other financial assets	876	125	35	—	—	47	1,083

Total non-interest bearing financial assets	24,331	126	35	—	—	47	24,539

Total financial assets	67,631	8,426	35,201	64,198	8,971	2,019	186,446

	Up to 1	1 month to	3 months to	1 year to	Over
	month	3 months	1 year	5 years	5 years	Total
Financial liabilities

Due to banks and other financial institutions	(22,962)	—	(127)	—	—	(23,089)
Customer accounts	(19,046)	(15,049)	(69,677)	(1,423)	—	(105,195)
Debt securities issued	(1,204)	—	(341)	(295)	—	(1,840)
Lease obligations	(11)	(39)	(164)	(320)	—	(534)

Total interest bearing financial liabilities	(43,223)	(15,088)	(70,309)	(2,038)	—	(130,658)

Currency forwards and options not designated as hedges	(1)	(1)	—	—	—	(2)
Due to banks and other financial institutions	(1,372)	—	—	—	—	(1,372)
Customer accounts	(33,908)	—	—	—	—	(33,908)
Other financial liabilities	(1,837)	(492)	(1,472)	—	—	(3,801)

Total non-interest bearing financial liabilities	(37,118)	(493)	(1,472)	—	—	(39,083)

Total financial liabilities	(80,341)	(15,581)	(71,781)	(2,038)	—	(169,741)

Liquidity gap	(12,710)	(7,155)	(36,580)	62,160	8,971

Stable sources of funding	41,502	2,342	30,933	(15,732)	(59,045)

Net liquidity gap	28,792	(4,813)	(5,647)	46,428	(50,074)

Cumulative liquidity gap	28,792	23,979	18,332	64,760	14,686

Schedule of future aggregate undiscounted cash flows

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2021	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	8.4%	(18,788)	—	(19)	—	—	—	(18,807)
Customer accounts	6.3%	(35,402)	(13,964)	(98,665)	(10,164)	—	—	(158,195)
Debt securities issued	7.3%	(33)	—	(695)	(5,389)	—	—	(6,117)
Lease obligations	5.2%	(11)	(45)	(200)	(471)	(1)	—	(728)

Total interest bearing financial liabilities		(54,234)	(14,009)	(99,579)	(16,024)	(1)	—	(183,847)

Non-interest bearing financial liabilities
Due to banks		(2,623)	—	—	—	—	—	(2,623)
Customer accounts		(38,496)	—	—	—	—	—	(38,496)
Other financial liabilities		(2,857)	(1,147)	(2,262)	—	—	—	(6,266)
Total non-interest bearing financial liabilities and commitments		(43,976)	(1,147)	(2,262)	—	—	—	(47,385)

Total financial liabilities		(98,210)	(15,156)	(101,841)	(16,024)	(1)	—	(231,232)

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	4.4%	(22,962)	—	(127)	—	—	—	(23,089)
Customer accounts	5.9%	(19,265)	(15,292)	(71,248)	(1,458)	—	—	(107,263)
Debt securities issued	4.0%	(1,204)	—	(348)	(321)	—	—	(1,873)
Lease obligations	6.1%	(10)	(40)	(165)	(319)	—	—	(534)

Total interest bearing financial liabilities		(43,441)	(15,332)	(71,888)	(2,098)	—	—	(132,759)

Non-interest bearing financial liabilities		—	—	—	—	—	—	—
Financial liabilities at fair value through profit or loss		—	—	—	—	—	—	—
Due to banks		(1,372)	—	—	—	—	—	(1,372)
Customer accounts		(33,908)	—	—	—	—	—	(33,908)
Other financial liabilities		(1,837)	(492)	(1,472)	—	—	—	(3,801)
Total non-interest bearing financial liabilities and commitments		(37,117)	(492)	(1,472)	—	—	—	(39,081)

Total financial liabilities		(80,558)	(15,824)	(73,360)	(2,098)	—	—	(171,840)

Information on Maximum amount of credit risk on guarantees issued and commitments on loans

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total

Commitments on loans	36,759	745	33	37,537
Guarantees issued	13,798	2,257	100	16,155

Less provision	(687)	(15)	(50)	(752)

Total commitments on loans and guarantees issued	49,870	2,987	83	52,940

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total

Commitments on loans	21,410	1,729	56	23,195
Guarantees issued	21,426	2,084	247	23,757

Less provision	(340)	(33)	(213)	(586)

Total commitments on loans and guarantees issued	42,496	3,780	90	46,366

Loans to legal entities
Financial instruments
Schedule of quality of loans

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	20,575	721	—	21,296
Monitoring	5,700	72	—	5,772
Doubtful	—	—	767	767
Impaired	—	—	2,280	2,280
Loss allowance	(818)	(25)	(2,295)	(3,138)

Total	25,457	768	752	26,977

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	12,136	2,947	—	15,083
Monitoring	6,106	3,649	—	9,755
Doubtful	—	—	877	877
Impaired	—	—	2,623	2,623
Loss allowance	(899)	(141)	(2,704)	(3,744)

Total	17,343	6,455	796	24,594

Loans to legal entities | Accumulated Depreciation
Financial instruments
Schedule of movements in provision for impairment losses on loans

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2021	899	141	2,704	3,744

- Transfer to stage 1	119	(119)	—	—
- Transfer to stage 2	(46)	49	(3)	—
- Transfer to stage 3	(105)	(26)	131	—
New financial assets originated or purchased	317	—	—	317
Change due to change of credit risk	(126)	(20)	(1,433)	(1,579)
Write-offs	—	—	(79)	(79)
Recovery of previously written-off assets	—	—	975	975
Other movements	(240)	—	—	(240)

Balance as at December 31, 2021	818	25	2,295	3,138

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	681	77	3,199	3,957
- Transfer to stage 1	1	(1)	—	—
- Transfer to stage 2	(66)	66	—	—
- Transfer to stage 3	(30)	(47)	77	—
New financial assets originated or purchased	418	—	—	418
Change due to change of credit risk	(105)	46	38	(21)
Sale of loans	—	—	(279)	(279)
Write-offs	—	—	(515)	(515)
Recovery of previously written-off assets	—	—	184	184
Foreign exchange difference	—	—	—	—
Balance as at December 31, 2020	899	141	2,704	3,744

Loans to individuals
Financial instruments
Schedule of quality of loans

As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total

Low to fair risk	174,667	756	—	175,423
Monitoring	—	7,125	832	7,957
Impaired	—	—	10,072	10,072
Loss allowance	(6,093)	(3,361)	(8,522)	(17,976)

Total	168,574	4,520	2,382	175,476

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	88,058	—	—	88,058
Monitoring	—	3,816	306	4,122
Impaired	—	—	9,646	9,646
Loss allowance	(3,099)	(1,446)	(8,147)	(12,692)

Total	84,959	2,370	1,805	89,134

Analysis of credit quality of loans

				Provision for
		Provision for		ECL to
As of December 31, 2021	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	175,422	(6,297)	169,125	4%
Overdue:
up to 30 days	3,989	(1,090)	2,899	27%
31 to 60 days	2,007	(1,240)	767	62%
61 to 90 days	1,584	(1,093)	491	69%
91 to 180 days	3,248	(2,499)	749	77%
over 180 days	6,641	(5,659)	982	85%
Total collectively assessed loans	192,891	(17,878)	175,013	9%
Individually impaired
Not past due	364	(22)	342	6%
Overdue:
up to 30 days	—	—	—	0%
31 to 60 days	8	—	8	0%
61 to 90 days	3	(1)	2	33%
91 to 180 days	5	(1)	4	20%
over 180 days	181	(74)	107	41%
Total individually impaired loans	561	(98)	463	17%
Total	193,452	(17,976)	175,476	9%

				Provision for
		Provision for		ECL to gross
As of December 31, 2020	Gross loans	ECL	Net loans	loans
Collectively assessed
Not past due	88,056	(3,101)	84,955	4%
Overdue:
up to 30 days	2,370	(507)	1,863	21%
31 to 60 days	841	(506)	335	60%
61 to 90 days	605	(432)	173	71%
91 to 180 days	1,739	(1,373)	366	79%
over 180 days	7,523	(6,431)	1,092	85%

Total collectively assessed loans	101,134	(12,350)	88,784	12%

Individually impaired
Not past due	256	(90)	166	35%
Overdue:
up to 30 days	46	(12)	34	0%
31 to 60 days	7	—	7	0%
61 to 90 days	—	—	—	—
91 to 180 days	6	—	6	0%
over 180 days	377	(240)	137	64%

Total individually impaired loans	692	(342)	350	49%

Total	101,826	(12,692)	89,134	12%

Loans to individuals | Accumulated Depreciation
Financial instruments
Schedule of movements in provision for impairment losses on loans

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2021	3,099	1,446	8,147	12,692

- Transfer to stage 1	1,809	(1,633)	(176)	—
- Transfer to stage 2	(939)	1,220	(281)	—
- Transfer to stage 3	(278)	(4,691)	4,969	—
New financial assets originated or purchased	3,821	—	—	3,821
Change due to change of credit risk	(1,419)	7,019	2,887	8,487
Write-offs	—	—	(3,282)	(3,282)
Sales	—	—	(4,324)	(4,324)
Recovery of previously written-off assets	—	—	582	582

Balance as at December 31, 2021	6,093	3,361	8,522	17,976

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	1,808	923	3,336	6,067
- Transfer to stage 1	1,396	(1,172)	(224)	—
- Transfer to stage 2	(415)	594	(179)	—
- Transfer to stage 3	(2)	(3,848)	3,850	—
New financial assets originated or purchased	1,226	—	—	1,226
Change due to change of credit risk	(914)	4,949	2,613	6,648
Write-offs	—	—	(1,631)	(1,631)
Recovery of previously written-off assets	—	—	382	382
Balance as at December 31, 2020	3,099	1,446	8,147	12,692

Medium-sized enterprises and small businesses
Financial instruments
Analysis of credit quality of loans

				Provision for
		Provision for		ECL to
As of December 31, 2021	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	1,079	(22)	1,057	2%
Overdue:		—
up to 30 days	19	(8)	11	42%
31 to 60 days	15	(14)	1	93%
61 to 90 days	11	(10)	1	91%
91 to 180 days	14	(11)	3	79%
over 180 days	568	(374)	194	66%
Total collectively assessed loans	1,706	(439)	1,267	26%

				Provision for
		Provision for		ECL to gross
As of December 31, 2020	Gross loans	ECL	Net loans	loans
Collectively assessed
Not past due	1,025	(16)	1,009	2%
Overdue:
up to 30 days	29	(6)	23	21%
31 to 60 days	8	(3)	5	37%
61 to 90 days	8	(5)	3	64%
91 to 180 days	22	(12)	10	54%
over 180 days	644	(407)	237	63%

Total collectively assessed loans	1,736	(449)	1,287	26%